Derivatives and Foreign Exchange Risk Management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended															1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009	Apr. 29, 2011 Other Expense [Member]	Apr. 30, 2010 Other Expense [Member]	Apr. 29, 2011 Cost of Sales [Member]	Apr. 30, 2010 Cost of Sales [Member]	Apr. 29, 2011 Prepaid Expenses and Other Current Assets [Member]	Apr. 30, 2010 Prepaid Expenses and Other Current Assets [Member]	Apr. 29, 2011 Other Assets [Member]	Apr. 30, 2010 Other Assets [Member]	Apr. 29, 2011 Other Accrued Expenses [Member]	Apr. 30, 2010 Other Accrued Expenses [Member]	Apr. 29, 2011 Other Long Term Liabilities Fx [Member]	Apr. 30, 2010 Other Long Term Liabilities Fx [Member]	Mar. 31, 2011 Interest Rate Swap March 2011 [Member]	Apr. 29, 2011 Interest Rate Swap March 2011 [Member]	Mar. 31, 2010 Interest Rate Swap March 2011 [Member]	Mar. 31, 2010 Interest Rate Swaps 12 March 2010 [Member] HedgeContract	Apr. 29, 2011 Interest Rate Swaps 12 March 2010 [Member]	Mar. 31, 2010 Interest Rate Swaps 9 March 2010 [Member]	Mar. 31, 2010 Interest Rate Swaps 3 March 2010 [Member]	Mar. 31, 2010 Interest Rate Swaps 9 March 2.2 Billion [Member]	Apr. 29, 2011 Interest Rate Swaps 9 March 2.2 Billion [Member]	Mar. 31, 2010 Terminated Interest Rate Swap [Member]	Apr. 29, 2011 Terminated Interest Rate Swap [Member]	Dec. 31, 2009 Interest Rate Swap Dec 2009 [Member]	Apr. 29, 2011 Interest Rate Swap Dec 2009 [Member]	Dec. 31, 2009 Interest Rate Swap Dec 2009-1 [Member]	Dec. 31, 2009 Interest Rate Swap Dec 2009-2 [Member]	Dec. 31, 2009 Interest Rate Swap Dec 2009-3 [Member]	Jun. 30, 2009 Interest Rate Swap June 2009 [Member]	Apr. 29, 2011 Interest Rate Swap June 2009 [Member]	Jun. 30, 2009 Interest Rate Swap June 2009-1 [Member]	Jun. 30, 2009 Interest Rate Swap June 2009-2 [Member]
Concentrations of Credit Risk (Numeric) [Abstract]
Collateral Already Posted, Aggregate Fair Value	$ 8
Cash Collateral Received from Counterparty		123
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Notional Amount of Foreign Currency Derivatives	6,834	5,495
Foreign Currency Transaction Gain (Loss) Realized	92	56	(53)
Foreign Currency Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Notional Amount of Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	2,453	1,839
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(107)	(118)
Summary Of Cash Flow Hedge Activity [Abstract]
Notional Amount of Cash Flow Hedge Instruments	4,381	3,656
Maximum Length of Time Hedged in Cash Flow Hedge (in months)	36M
Unrealized Gain (Loss) on Cash Flow Hedging Instruments recorded in AOCL	(257)	91
Cash Flow Hedge Gain (Loss) to Be Reclassified Within Twelve Months	192
Derivative Instruments Gain (Loss) by Hedging Relationship By Income Statement Location by Derivative Instrument Risk [Line Items]
Derivative Instruments Gain (Loss) Recognized in Other Comprehensive Income Effective Portion Net	(530)	(212)		(530)	(212)
Derivative Instruments Gain (Loss) Reclassified From Accumulated OCI Into Income Effective Portion Net	81	46		50	1	31	45
Derivatives and Foreign Exchange Risk Management (Numeric) [Abstract]
Gain (Loss) on Fair Value Hedge Ineffectiveness, Net	(4)	(2)
Unrealized Gain (Loss) on Fair Value Hedging Instruments	109	31
Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(110)	(33)
Derivatives and Foreign Exchange Risk Management Balance Sheet [Line Items]
Foreign Exchange Contract, Derivative Asset Designated as Hedging Instrument, Fair Value								19	198	1	65
Interest Rate Contract, Derivative Asset Designated as Hedging Instrument, Fair Value										109	31
Derivative Asset Designated as Hedging Instrument, Fair Value, Total	129	294
Foreign Exchange Contract, Derivative Asset Not Designated as Hedging Instrument, Fair Value								1	2
Derivative Asset Not Designated as Hedging Instrument, Fair Value, Total	1	2
Derivative Fair Value of Derivative Asset	130	296
Foreign Exchange Contract, Derivative Liability Designated as Hedging Instrument, Fair Value												235	44	64	2
Derivative Liability Designated as Hedging Instrument, Fair Value, Total	299	46
Foreign Exchange Contract, Derivative Liability Not Designated as Hedging Instrument, Fair Value												4	1
Derivative Liability Not Designated as Hedging Instrument, Fair Value, Total	4	1
Derivative Fair Value of Derivative Liability	303	47
Derivative [Line Items]
Interest Rate Swap Inception Date																	2011-03			2010-03				2010-03				2009-12					2009-06
Interest Rate Swap Term																5-year and 10-year fixed-to-floating			five-year fixed-to-floating				three-year fixed-to-floating				five-year fixed-to-floating					five-year fixed-to-floating
Interest Rate Swap Notional Amount	3,500	4,600														750			1,850				2,200			1,850			75	75	100			150	150
Derivative Basis Spread on Variable Rate																					0.36%	1.85%	(0.197%)						1.8125%	1.965%	1.981%			1.34%	1.3725%
Derivative, Lower Range of Basis Spread on Variable Rate																0.37%
Derivative, Higher Range of Basis Spread on Variable Rate																0.66%
Derivative Fixed Interest Rate																					3.00%	4.75%	1.625%						4.50%	4.50%	4.50%			4.50%	4.50%
Derivative, Lower Fixed Interest Rate Range																		2.625%
Derivative, Higher Fixed Interest Rate Range																		4.125%
Derivative, Cash Received on Hedge																									51
Accrued Interest Portion																										$ 11
Number of Interest Rate Swaps																							nine				three					two
Number of Interest Rate Swaps																			12